Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.00%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Rate of increase in health care cost trends	0.00%	0.00%
Assumed health care cost trend, percentage	4.88%	4.74%
Health care cost trend rate	3.97%	3.70%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.00%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Rate of increase in health care cost trends	3.97%	3.70%
Assumed health care cost trend, percentage	4.74%	5.09%
Health care cost trend rate	3.70%	4.04%